SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 13 - SUBSEQUENT EVENT:

a.	Epic Fury operation:

Subsequent to December 31, 2025, on February 28, 2026, Israel and the United States launched a combined attack against government targets in Iran, following which Iran responded by firing missiles at Israel and other countries in the region. Following these developments, the terrorist organization Hezbollah opened fire on Israel, which in response expanded the fighting front on the northern border. As a result, the Israeli government declared a special state of emergency in the home front throughout the country, including restrictions on gatherings and a reduction in economic activity except for essential workplaces. In addition, the Israel airspace was closed for flights.

As of the date of issuance of the financial statements, the Company is unable to estimate the extent of the possible consequences of this event on its operations and results.

b.	Treasury shares:

During the period from January 1, 2026 to March 11, 2026, the Company repurchased additional 78,418 of its ordinary shares for an aggregate consideration of $94 thousand.